Disposals	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about business combination [abstract]
Disposals	Disposals
In April 2024, the Company sold “La Pecuaria” farm, a 3,177 hectares farm located in Uruguay for an aggregate amount of US$ 20.7 million, collected in full at closing. This transaction resulted in a pre-tax gain of US$ 6.1 million included in the line item “Other operating income” in the statement of income for the nine-month period ended September 30, 2024. Also, an amount of US$ 6.9 million was reclassified to retained earnings out of the revaluation surplus reserve.